Related Party Transactions - Revenue by parties (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction
Total revenue from related parties	$ 192,868,505	¥ 1,326,067,405	¥ 1,712,703,256	¥ 1,131,426,133
One-time commissions
Related Party Transaction
Total revenue from related parties	107,613,195	739,894,527	1,042,685,658	635,273,151
Recurring management fee
Related Party Transaction
Total revenue from related parties	63,551,335	436,947,202	365,045,532	261,480,460
Recurring service fees
Related Party Transaction
Total revenue from related parties	9,389,261	64,555,866	105,403,427	123,582,471
Other service fees
Related Party Transaction
Total revenue from related parties	12,314,714	84,669,810	199,568,639	111,090,051
Related party
Related Party Transaction
Total revenue from related parties	144,108,907	990,820,793	1,232,785,709	716,130,680
Related party | One-time commissions
Related Party Transaction
Total revenue from related parties	76,258,496	524,315,293	739,901,443	424,823,991
Related party | One-time commissions | Hehui
Related Party Transaction
Total revenue from related parties				1,402,126
Related party | One-time commissions | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	75,848,139	521,493,884	739,471,960	422,822,521
Related party | One-time commissions | Investees of shareholder of the Company
Related Party Transaction
Total revenue from related parties	410,357	2,821,409	429,483	599,344
Related party | Recurring management fee
Related Party Transaction
Total revenue from related parties	63,551,335	436,947,202	365,045,532	261,480,460
Related party | Recurring management fee | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	63,551,335	436,947,202	365,045,532	261,480,460
Related party | Recurring service fees
Related Party Transaction
Total revenue from related parties	182,737	1,256,411	10,081,396	12,810,384
Related party | Recurring service fees | Hehui
Related Party Transaction
Total revenue from related parties				3,172,140
Related party | Recurring service fees | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	182,737	1,256,411	10,081,396	7,006,066
Related party | Recurring service fees | Investees of shareholder of the Company
Related Party Transaction
Total revenue from related parties				2,632,178
Related party | Other service fees
Related Party Transaction
Total revenue from related parties	4,116,339	28,301,887	117,757,338	17,015,845
Related party | Other service fees | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	$ 4,116,339	¥ 28,301,887	¥ 117,757,338	¥ 17,015,845